Summary of Business and Significant Accounting Policies - Voting Interest on Stock Held in Investee (Details)	Dec. 31, 2017	Jul. 01, 2015
NMCs | Minimum
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Voting Interest percentage	20.00%
NMCs | Maximum
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Voting Interest percentage	49.00%
ESS Elektroniczne Systemy Spzedazy Sp. zo.o
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Voting Interest percentage	40.00%
Sabre Bulgaria AD
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Voting Interest percentage	20.00%
AIPL
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Ownership percentage acquired		65.00%